COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

February 19, 2016

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the “Registrant”)
Columbia Variable Portfolio – Cash Management Fund
(effective 5/1/16 to be known as Columbia Variable Portfolio – Government Money Market Fund)
Variable Portfolio – Holland Large Cap Growth Fund
(effective 5/1/16 to be known as Variable Portfolio—Morgan Stanley Advantage Fund)
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – Sit Dividend Growth Fund
(effective 5/1/16 to be known as Variable Portfolio – MFS® Blended Research® Core Equity Fund)
(collectively, the Funds)
Post-Effective Amendment No. 49
File No. 333-146374 /811-22127

Dear Mr. Cowan:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 49 to the registration statement of the Registrant on Form N-1A (the Amendment) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to update the Funds’ prospectuses and Statement of Additional Information (SAI) to reflect changes to principal investment strategies and principal risks.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectuses and SAI, except for Fees and Expenses of the Fund, Principal Investment Strategies, Principal Risks, Performance Information and Primary Service Providers – The Investment Manager (Portfolio Managers subsection, as applicable) of the prospectuses and the Non-fundamental Policies section of the SAI, are identical or substantially similar to those found in prior filings by the Registrant.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II